Condensed Financial Information of the Parent Company - Statements of Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Operating expenses:
General and administrative expenses	$ (1,640,633)	$ (1,797,130)	$ (1,442,155)
Other expenses
Interest expenses	313	635	731
Amortization of debt issuance costs	(1,093,440)	(2,113,492)
Other expenses	112,515	(1,879)	314,070
Net income (loss) attributable to Farmmi, Inc.	823,606	(307,437)	3,222,032
FMI | Reportable legal entity
Operating expenses:
General and administrative expenses	(602,518)	(619,325)	(635,643)
Other expenses
Interest expenses	(135,865)	(1,087,775)
Amortization of debt issuance costs	(1,093,440)	(2,113,492)
Other expenses	(646)	(907)	(2,573)
Loss from operations	(1,832,469)	(3,821,499)	(638,215)
Equity in income of subsidiaries and VIE	2,656,075	3,514,062	3,860,247
Net income (loss) attributable to Farmmi, Inc.	$ 823,606	$ (307,437)	$ 3,222,032